PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 25,173	$ 10,084
Less accumulated depreciation and amortization	(5,574)	(2,906)
Property and equipment, net	19,599	7,178
Computer, software, and electronic equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	8,095	3,693
Office furniture and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	4,458	1,178
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	6,700	2,995
Capitalized internal software development costs
Property, Plant and Equipment [Line Items]
Property and equipment, gross	5,666	1,964
Capital leases
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 254	$ 254